Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of information about income taxes
(€ million)	2025	2024	2023
Current taxes
- Italian subsidiaries	6	(255)	97
- subsidiaries of the Exploration & Production segment - outside Italy	3,671	4,946	5,349
- other subsidiaries - outside Italy	128	22	185
	3,805	4,713	5,631
Net deferred taxes
- Italian subsidiaries	(379)	(1,433)	(137)
- subsidiaries of the Exploration & Production segment - outside Italy	(279)	294	(22)
- other subsidiaries - outside Italy	(127)	151	(104)
	(785)	(988)	(263)
	3,020	3,725	5,368

Schedule of detailed information about the reconciliation between the statutory tax charge and the effective tax charge
(€ million)	2025	2024	2023
Profit (loss) before taxation	5,778	6,489	10,228
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	1,387	1,557	2,455
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,692	3,452	3,036
- Italian regional income tax (IRAP)	56	(15)	91
- tax effect on reserve distribution	50	147	106
- impact pursuant to foreign tax effects of Italian entities	47	108	14
- effect due to the tax regime provided for intercompany dividends	46	82	7
- tax effects related to previous years	9	6	48
- effect of the valuation of the investments under the equity method	(30)	(30)	(26)
- impact pursuant to (reversal) impairment of deferred tax assets	(260)	(1,470)	(221)
- effect of gains from sale / business combination		(38)	(96)
- other adjustments	23	(74)	(46)
	1,633	2,168	2,913
Effective tax charge	3,020	3,725	5,368